Subsidiaries and Affiliates (Tables)	12 Months Ended
Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
List of Subsidiaries
a. List of subsidiaries

Name of Entity	Background	Holding % as at March 31, 2024
HDB Financial Services Limited (“HDBFSL”)	A non-deposit taking non-banking finance company	95.2
HDFC Securities Limited (“HSL”)	Offers trading facilities in a range of equity, fixed income and derivative products to its clients	95.4
HDFC Life Insurance Company Limited (“HLIC”)	Lender of long-term life insurance solutions provider in India, offering a range of individual and group insurance solutions	50.4
HDFC Asset Management Company Limited (“HAMC”)	Investment manager to HDFC Mutual Fund	52.5
HDFC Sales Private Limited	Strengthens the marketing and sales efforts by providing a dedicated sales force to sell home loans and other financial products, including public deposits	100.0
HDFC Capital Advisors Limited	Acts as an Investment Manager for Category II Alternative Investment Funds registered with Securities and Exchange Board of India	89.0
HDFC Trustee Company Limited	It provides Trusteeship services to HDFC Mutual Fund	100.0
Griha Investments	Acts as investment manager to HIREF International LLC (the “Fund”) and its Special Purpose Vehicles	100.0
Griha Pte Limited	Private Equity Fund Manager specializing in Real Estate Private Equity Investments in India. It is registered with the Monetary Authority of Singapore as a Fund Management Company	100.0
HDFC Education and Development Services Private Limited (“HEADS”)	The company is in the business of providing education management and consulting services. As directed by the RBI in connection with the Transaction, HEADS is expected to be fully divested no later than July 1, 2025	100.0

List of Affiliates	b. List of affiliates

Name of Entity	Background	Holding % as at March 31, 2024
HDFC ERGO General Insurance Company Limited (“ERGO”)	ERGO offers a complete range of general insurance products.	50.5